Deferred Tax as Restated - Schedule of Movements in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	$ (35,042)	$ (47,704)
Deferred tax charged/(credited) to the statement of profit or loss during the year	12,281	12,662
Ending balance	(22,761)	(35,042)
Right of Use Assets
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	(159)
Deferred tax charged/(credited) to the statement of profit or loss during the year	159	(159)
Ending balance		(159)
Collaboration Revenue
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	(28,211)	(42,317)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,086	14,106
Ending balance	(14,125)	(28,211)
Difference Allowance in Excess of Related Depreciation
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	(6,672)	(5,387)
Deferred tax charged/(credited) to the statement of profit or loss during the year	(1,964)	(1,285)
Ending balance	$ (8,636)	$ (6,672)